Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenues	$ 1,647	$ 1,614	$ 3,385	$ 3,288
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,647	1,614	3,385	3,288
Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	(6)	(6)	(12)	(12)
U.S. [member]
Disclosure of geographical areas [line items]
Revenues	1,182	1,163	2,479	2,405
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues		7		14
U.S. [member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	(6)	(6)	(12)	(12)
Canada [member]
Disclosure of geographical areas [line items]
Revenues	51	51	98	98
Other [member]
Disclosure of geographical areas [line items]
Revenues	68	56	133	114
Americas [member]
Disclosure of geographical areas [line items]
Revenues	1,301	1,270	2,710	2,617
Americas [member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	(6)	(6)	(12)	(12)
U.K. [Member]
Disclosure of geographical areas [line items]
Revenues	229	226	442	433
Other Countries [member]
Disclosure of geographical areas [line items]
Revenues	57	55	103	115
EMEA [member]
Disclosure of geographical areas [line items]
Revenues	286	281	545	548
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	60	63	130	123
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	705	700	1,419	1,398
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	573	565	1,153	1,129
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	20	17	40	34
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	8	8	15	16
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	601	590	1,208	1,179
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	62	65	130	131
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	16	16	25	32
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	78	81	155	163
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	26	29	56	56
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	392	373	827	784
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	319	305	682	650
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2	2	4	4
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	19	16	38	30
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	340	323	724	684
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	28	28	54	55
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	12	12	22	26
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	40	40	76	81
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	12	10	27	19
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	229	217	511	470
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	171	169	400	375
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	11	12	22	22
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	36	26	69	56
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	218	207	491	453
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6	6	10	10
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6	6	10	10
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	5	4	10	7
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	194	188	369	364
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	26	28	52	58
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1	1	2	2
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2	2	4	4
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	29	31	58	64
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	125	119	232	221
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	27	24	53	51
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	152	143	285	272
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	13	14	26	28
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	133	142	271	284
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	99	102	204	205
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	17	19	30	36
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	3	4	7	8
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	119	125	241	249
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	8	8	16	16
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2	3	3	6
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	10	11	19	22
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	$ 4	$ 6	$ 11	$ 13